Shareholder Fees - FIMMFunds-Class1ComboPRO	May 30, 2024 USD ($)
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none